Overview, Basis of Presentation and Significant Accounting Policies - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	$ 44,976	$ 43,594
Translation adjustments	1,046	1,382
Ending balance	$ 46,022	$ 44,976